Investigations and Out of Period Adjustments (Cumulative Rollover Impact) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			36 Months Ended
	Mar. 29, 2013	Mar. 30, 2012	Apr. 01, 2011	Mar. 31, 2013
Fiscal 2013 Adjustments
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Cumulative effect on income (loss) from continuing opertaions, pre tax	$ 6	$ 0	$ 0	$ 6
Fiscal 2012 Adjustments
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Cumulative effect on income (loss) from continuing opertaions, pre tax	7	79	0	86
Fiscal 2011 Adjustments
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Cumulative effect on income (loss) from continuing opertaions, pre tax	(22)	(29)	52	1
Fiscal 2010 Adjustments
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Cumulative effect on income (loss) from continuing opertaions, pre tax	14	(9)	(48)	(43)
Adjustments relating to fiscal years prior to 2010
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Cumulative effect on income (loss) from continuing opertaions, pre tax	$ (4)	$ (41)	$ (4)	$ (49)